CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Cash flow from operating activities:
Net loss	$ (128,051)	$ (36,023)	$ (53,182)
Adjustments to reconcile net loss to cash flow from operations:
Depreciation and amortization	61,091	65,883	63,566
Amortization of discount and deferred financing costs	2,147
Impairment charges	14,646	8,431	97,529
(Gain) loss on disposal of discontinued operations	(8,333)	32,589
Loss on remeasurement of equity method investment		7,705
Deferred income taxes	46,417	(37,898)	(18,009)
Share-based compensation	3,237	2,924	3,796
Share-based compensation excess tax benefit			(16)
Equity in losses (earnings) of affiliates	2,974	(20,572)	(24,647)
Dividends received from affiliates	8,023	7,080	5,502
Gain from disposal of property and equipment	(6,110)	(3,364)	(8,247)
Changes in current assets and liabilities, (exclusive of effects of acquisitions):
Decrease (increase) in customer receivables	46,889	26,658	(19,330)
Decrease (increase) in costs and estimated earnings in excess of billings on uncompleted contracts	7,561	4,342	(24,726)
Decrease (increase) in inventories	2,516	(12,394)	(5,882)
(Increase) decrease in other current assets	(14,319)	1,306	(7,180)
(Decrease) increase in accounts payable and accrued expenses	(53,044)	(13,947)	26,418
(Decrease) increase in billings in excess of costs and estimated earnings on uncompleted contracts	(996)	(4,798)	(17,646)
Other, net	14,221	(3,171)	(2,234)
Cash (used in) provided by operating activities	(1,131)	24,751	15,712
Cash flow from investing activities:
Additions to property and equipment	(34,409)	(75,831)	(66,952)
Additions to gas transportation facilities and equipment		(58)	(109)
Additions to oil and gas properties		(1,512)	(3,434)
Additions to mineral interests in oil and gas properties		(102)	(331)
Acquisition of businesses, net of cash acquired		(18,397)	(8,855)
Proceeds from disposal of property and equipment	8,733	6,158	14,055
Proceeds from sale of business	12,064	13,500
Deposit of cash into restricted accounts	(4,964)		(9,000)
Release of cash from restricted accounts		3,144	12,830
Distribution of restricted cash for prior year acquisitions		(3,144)	(3,830)
Proceeds from redemption of insurance contracts	3,565
Cash used in investing activities	(15,011)	(76,242)	(65,626)
Cash flow from financing activities:
Borrowings under credit agreement	310,744	469,200	454,121
Repayments under credit agreement	(402,354)	(426,700)	(406,337)
Proceeds from long term Convertible Notes	125,000
Payment of debt issuance costs	(5,022)
Net (decrease) increase notes payable	(1,329)	1,110	7,366
Repayments of long term debt		(2,590)	(6,667)
Principal payments under capital lease obligation	(1,296)	(93)
Acquisition of noncontrolling interest		(2,743)
Issuance of common stock upon exercise of stock options	1,105	1,004	220
Excess tax benefit on exercise of share-based instruments			16
Purchases and retirement of treasury stock	(56)		(150)
Distribution to noncontrolling interest	(1,683)	(1,423)	(2,199)
Cash provided by financing activities	25,109	37,765	46,370
Effects of exchange rate changes on cash	(1,196)	(948)	475
Net increase (decrease) in cash and cash equivalents	7,771	(14,674)	(3,069)
Cash and cash equivalents at beginning of year	27,242	41,916	44,985
Cash and cash equivalents at end of year	$ 35,013	$ 27,242	$ 41,916